UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 9/30/2005

Check here if Amendment [X]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: One Ward Parkway, Suite 145
         Kansas City, MO 64112

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  816-753-6050
Signature, Place, and Date of Signing:

J. Owen McPherson        Kansas City, Missouri    11/7/2005


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: 35732


List of Other Included Management:



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                                                    		FORM 13F INFORMATION TABLE

                                                        		             VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                	TITLE OF CLASS  	CUSIP (X$1000) PRN AMT PRN DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            	                  COM   022095103     	512        6950       SH     SOLE      N/A        6950
AMERICAN INTL GRP    	                  COM   026874107    1310        21147     SH     SOLE      N/A       21147
AMGEN INC                     		COM   031162100    1962        24625     SH     SOLE      N/A       24625
AUTOMATIC DATA     	                  COM   053015103      499        11600     SH     SOLE      N/A       11600
AVNET                         		COM   053807103     	672         27500     SH     SOLE      N/A       27500
BANK OF AMERICA CORP          	COM   06605F102    	2048       48650     SH     SOLE      N/A       48650
BLACK & DECKER                		COM   091797100     	234          2850      SH     SOLE      N/A        2850
BP PLC/SPONSORED ADR          	COM   055622104     	846         11944     SH     SOLE      N/A       11944
BRISTOL MYERS SQUIBB          	COM   110122108     	554         23012     SH     SOLE      N/A       23012
BURLINGTON RESOURCES          	COM   122014103     	813         10000     SH     SOLE      N/A       10000
CATERPILLAR INC DEL           		COM   149123101     	705         12000     SH     SOLE      N/A       12000
CHEVRONTEXACO CORP.     	                  COM   166764100    1646         25423     SH     SOLE      N/A       25423
COCA-COLA CO.                                         COM   191216101    1311         30364     SH     SOLE      N/A       30364
COLGATE POLMOLIVE             	COM   194162103     	771         14600      SH     SOLE      N/A       14600
COMMERCE BANCSHRS                            COM   200525103      234          4552      SH     SOLE      N/A        4552
CONOCO PHILLIPS               		COM   20825C104    	461           6600      SH     SOLE      N/A        6600
DENTSPLY                      		COM   249030107     	330           6100      SH     SOLE      N/A        6100
EXXON MOBIL CORP              		COM   30231G102    	404           6361      SH     SOLE      N/A        6361
FIRST DATA		      	COM   319963104     	372           9300      SH     SOLE      N/A        9300
GENERAL DYNAMICS              		COM   369604103     	305           2555      SH     SOLE      N/A        2555
GENERAL ELECTRIC CO.          	COM   369604103     2101        62395      SH     SOLE      N/A       62395
GILEAD SCIENCES               		COM   375558103    1950         40000      SH     SOLE      N/A       40000
GRANT PRIDECO                 		COM   38821G101    	870         21400      SH     SOLE      N/A       21400
HCA THE HEATHCARE CO.         	COM   404119109    	816         17035      SH     SOLE      N/A       17035
INT'L BUSINESS MACHINES       	COM   459200101    1130        14082      SH     SOLE      N/A       14082
JANUS CAPITAL GROUP, INC.     	COM   47102X105    	864        59802      SH     SOLE      N/A       59802
JOHNSON & JOHNSON             	COM   478160104     	671        10600      SH     SOLE      N/A       10600
KANSAS CITY SOUTHN                             COM   485170104     	309        13246      SH     SOLE      N/A       13246
L-3 COMM.  HLDGS      	                  COM   502424104     	739         9350       SH     SOLE      N/A        9350
LOWE'S COMPANIES              		COM   548661107     	290         4500       SH     SOLE      N/A        4500
NABORS INDUSTRIES LTD         	COM   G6359F103    	769       10700       SH     SOLE      N/A       10700
ONEOK INC.                    		COM   682680103     	391       11500       SH     SOLE      N/A       11500
PEPSICO INC                   		COM   713448108      304         5360       SH     SOLE      N/A        5360
PROCTOR & GAMBLE              		COM   742718109     	623        10480       SH     SOLE      N/A       10480
SCHLUMBERGER, LTD             		COM   806857108     	683          8100       SH     SOLE      N/A        8100
SEALED AIR                    	                 COM    81211K100    	332          6993       SH     SOLE      N/A        6993
TEVA PHARM INDUSTRIES ADR              COM    881624209    1006         30100      SH    SOLE       N/A      30100
THERMO ELECTON CORP                         COM    883556102    1409        45600       SH    SOLE       N/A      45600
U.S. BANCORP NEW                                   COM    902973304      702        25000       SH     SOLE      N/A      25000
VALERO ENERGY CORP                            COM    91913Y100      271         2400        SH     SOLE      N/A        2400
WADDELL & REED                                      COM    930059100      585         30211       SH     SOLE      N/A       30211
WEATHERFORD INT'L INC         	COM    947074100    	2928        42650       SH     SOLE      N/A       42650